Other Investments	12 Months Ended
Mar. 31, 2011
Other Investments
Other Investments

4. OTHER INVESTMENTS

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2011				2010
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥25,525	¥34,839	¥10,403	¥1,089	¥24,422	¥44,186	¥19,775	¥11
Other equity securities	14,883	55,634	40,793	42	16,080	54,985	38,946	41

	¥40,408	¥90,473	¥51,196	¥1,131	¥40,502	¥99,171	¥58,721	¥52

The following table presents the gross unrealized losses on, and related fair value of, the Company's available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2011				2010
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥9,283	¥1,089	¥—	¥—	¥22	¥11	¥—	¥—
Other equity securities	625	42	—	—	700	41	—	—

	¥9,908	¥1,131	¥—	¥—	¥722	¥52	¥—	¥—

As of March 31, 2011, the securities in a continuous unrealized loss position are comprised of 11 equity securities of financial institutions and 10 other equity securities. The unrealized losses on investments were caused primarily by a general decline in the stock market in Japan as of the end of the fiscal year. The length of time with a continuous loss position was less than one month and the severity of decline was less than 12.5%. The financial condition and near-term prospects of the issuers remain relatively firm, which are reinforced by analyst reports regarding the issuers and industries. The company has the intent and ability to hold those securities for a period of time sufficient to allow for any anticipated recovery in market value. Based on the above facts, the Company reached the conclusion that the impairments are not other than temporary.

For the years ended March 31, 2011, 2010, and 2009, valuation losses on other investments were recognized to reflect the decline in fair value considered to be other-than-temporary totaling ¥1,758 million, ¥143 million, and ¥8,618 million, respectively.

(Merger of Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd., and Mitsui Sumitomo Insurance Group)

On April 1, 2010, Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd. ("Nissay"), and Mitsui Sumitomo Insurance Group merged and formed the new insurance holding company, MS&AD Insurance Group Holdings, Inc.("MS&AD"). Upon the merger, each common share of Nissay, which was an acquired company, was converted into 0.191 share of the combined entity, MS&AD. The Company had owned common shares of Nissay which was classified as available-for-sale and recognized gain on nonmonetary exchange of securities of ¥2,774 million upon the merger, based on the fair value of MS&AD's common shares of ¥4,140 million less carrying amounts of Nissay's common shares of ¥1,366 million for the year ended March 31, 2011.

The Company classifies MS&AD's common shares as available-for-sale and carries them at fair value.

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Proceeds from sales of available-for-sale securities	¥6,188	¥3,588	¥182
Gross realized gains	4,843	1,821	20
Gross realized losses	—	—	(132)

Investments in non-traded and unaffiliated companies, for which there is no readily determinable fair value, were stated at cost of ¥10,025 million and ¥10,135 million at March 31, 2011 and 2010, respectively. Investments in non-marketable equity securities for which there is no readily determinable fair value were accounted for using the cost method. Each investment in non-marketable equity securities is reviewed annually for impairment or upon the occurrence of an event on change in circumstances that may have a significant adverse effect on the carrying value of the investment.